26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details) - shares	1 Months Ended
	Apr. 28, 2018	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued		1,518,752,601	60,000,000	1,458,752,601	1,458,752,601
Percentage of changes in share capital		100.00%		10000.00%	100.00%
Description of capital increase	On April 23, 2018 a Shareholders’ Extraordinary General Meeting approved an increase in the Company’s capital, of R$ 999, from R$ 6,294 to R$ 7,294, through issuance of 199,910,947 new shares, each with nominal value of R$ 5.00, comprising 66,849,505 common shares and 133,061,442, preferred shares.
Common Shares [member]
Number of shares issued		507,670,289		487,614,213	487,614,213
Percentage of changes in share capital		100.00%		100.00%	100.00%
Preferred Shares [member]
Number of shares issued		1,011,082,312	39,943,924	971,138,388	971,138,388
Percentage of changes in share capital		100.00%		100.00%	100.00%
State of minas gerais [member]
Number of shares issued		258,750,499		248,528,276	248,480,146
Percentage of changes in share capital		17.00%		17.00%	17.00%
State of minas gerais [member] | Common Shares [member]
Number of shares issued		258,738,711		248,516,953	248,480,146
Percentage of changes in share capital		51.00%		51.00%	51.00%
State of minas gerais [member] | Preferred Shares [member]
Number of shares issued		11,788		11,323
Other entities of minas gerais state [member]
Number of shares issued		7,462,750		1,431,172	704,350
Other entities of minas gerais state [member] | Common Shares [member]
Number of shares issued		20,713		19,896	56,703
Other entities of minas gerais state [member] | Preferred Shares [member]
Number of shares issued		7,442,037		1,411,276	647,647
Percentage of changes in share capital		1.00%
FIA Dinamica Energia S.A. [member]
Number of shares issued		158,147,949		103,833,744	104,105,344
Percentage of changes in share capital		10.00%		7.00%	7.00%
FIA Dinamica Energia S.A. [member] | Common Shares [member]
Number of shares issued		114,172,677		48,700,000	48,200,000
Percentage of changes in share capital		22.00%		10.00%	10.00%
FIA Dinamica Energia S.A. [member] | Preferred Shares [member]
Number of shares issued		43,975,272		55,133,744	55,905,344
Percentage of changes in share capital		4.00%		6.00%	6.00%
BNDES Participacoes [member]
Number of shares issued		83,877,607		80,563,930	80,563,930
Percentage of changes in share capital		6.00%		6.00%	5.00%
BNDES Participacoes [member] | Common Shares [member]
Number of shares issued		56,578,175		54,342,992	54,342,992
Percentage of changes in share capital		11.00%		11.00%	11.00%
BNDES Participacoes [member] | Preferred Shares [member]
Number of shares issued		27,299,432		26,220,938	26,220,938
Percentage of changes in share capital		3.00%		3.00%	3.00%
Other Shareholders In Brazil [member]
Number of shares issued		268,421,971		430,153,173	475,741,149
Percentage of changes in share capital		18.00%		29.00%	33.00%
Other Shareholders In Brazil [member] | Common Shares [member]
Number of shares issued		55,717,246		101,170,317	105,402,202
Percentage of changes in share capital		11.00%		21.00%	22.00%
Other Shareholders In Brazil [member] | Preferred Shares [member]
Number of shares issued		212,704,725		328,982,856	370,338,947
Percentage of changes in share capital		21.00%		34.00%	38.00%
Foreign Shareholders [member]
Number of shares issued		588,401,855		594,242,306	549,157,682
Percentage of changes in share capital		39.00%		41.00%	38.00%
Foreign Shareholders [member] | Common Shares [member]
Number of shares issued		22,442,767		34,864,055	31,132,170
Percentage of changes in share capital		5.00%		7.00%	6.00%
Foreign Shareholders [member] | Preferred Shares [member]
Number of shares issued		565,959,088		559,378,251	518,025,512
Percentage of changes in share capital		56.00%		57.00%	53.00%
BlackRock [member]
Number of shares issued		153,689,970
Percentage of changes in share capital		10.00%
BlackRock [member] | Preferred Shares [member]
Number of shares issued		153,689,970
Percentage of changes in share capital		15.00%